Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,877,457.31
Total Fee Amount	424.34
Total Offset Amount	0.00
Net Fee	$ 424.34
Offering Table N/A
Offset Table N/A	N/A